7. BALANCE DUE BY STOCKHOLDER	9 Months Ended
Sep. 30, 2017
Balance Due By Stockholder
BALANCE DUE BY STOCKHOLDER

The balance due to the stockholder at September 30, 2017 amounts to $477,422, and is subject to an unsecured loan agreement that requires interest at the rate of 7.8% per annum on balances outstanding for at least an entire year, and stipulates repayment within one year from the balance sheet date, subject to the lender’s discretion. The agreement also provides for future advances and payments at the discretion of the parties. No interest has been charged during the interim period in accordance with the terms of the agreement.